Common Shares and Warrants (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Common Shares and Warrants
Warrant exercise, number of shares	610,189
Warrant exercise, total value	$ 4,015,043
Option exercise, number of shares		(7,333)
Option exercise, total value		$ 30,030
Private placement, number of Shares	2,102,856	356,332
Private placement, total Value	$ 11,039,996	$ 2,859,916
Per agreements, number of shares	12,178	11,574
Per agreements, total value	$ 85,000	$ 100,000
Total number of shares issued in exercise of options, private placement and per agreements	2,725,223	375,239
Total value of shares issued in exercise of options, private placement and per agreements	$ 15,140,039	$ 2,989,946